Sales and Operating Revenue to External Customers by Product Category (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Mar. 31, 2013
Revenue from External Customer [Line Items]
Operating revenue from external customers	¥ 8,215,880	¥ 7,767,266	¥ 6,795,504
Mobile Communications
Revenue from External Customer [Line Items]
Operating revenue from external customers	1,323,205	1,191,787	733,622
Game & Network Services
Revenue from External Customer [Line Items]
Operating revenue from external customers	1,292,146	946,479	646,421
Imaging Products & Solutions
Revenue from External Customer [Line Items]
Operating revenue from external customers	716,258	737,474	752,603
Imaging Products & Solutions | Digital Imaging Products
Revenue from External Customer [Line Items]
Operating revenue from external customers	432,594	442,723	481,609
Imaging Products & Solutions | Professional Solutions
Revenue from External Customer [Line Items]
Operating revenue from external customers	271,903	277,417	253,813
Imaging Products & Solutions | Other Products and Services
Revenue from External Customer [Line Items]
Operating revenue from external customers	11,761	17,334	17,181
Home Entertainment & Sound
Revenue from External Customer [Line Items]
Operating revenue from external customers	1,204,922	1,166,007	993,822
Home Entertainment & Sound | Other Products and Services
Revenue from External Customer [Line Items]
Operating revenue from external customers	3,804	10,871	7,323
Home Entertainment & Sound | Televisions
Revenue from External Customer [Line Items]
Operating revenue from external customers	835,068	754,308	581,475
Home Entertainment & Sound | Audio and Video
Revenue from External Customer [Line Items]
Operating revenue from external customers	366,050	400,828	405,024
Devices
Revenue from External Customer [Line Items]
Operating revenue from external customers	756,724	583,089	558,027
Devices | Other Products and Services
Revenue from External Customer [Line Items]
Operating revenue from external customers	7,010	2,493	10,399
Devices | Semiconductors
Revenue from External Customer [Line Items]
Operating revenue from external customers	496,694	336,845	301,915
Devices | Components
Revenue from External Customer [Line Items]
Operating revenue from external customers	253,020	243,751	245,713
Pictures
Revenue from External Customer [Line Items]
Operating revenue from external customers	876,314	828,668	732,127
Pictures | Motion Pictures
Revenue from External Customer [Line Items]
Operating revenue from external customers	434,253	422,255	446,254
Pictures | Television Productions
Revenue from External Customer [Line Items]
Operating revenue from external customers	252,456	247,568	159,794
Pictures | Media Networks
Revenue from External Customer [Line Items]
Operating revenue from external customers	189,605	158,845	126,079
Music
Revenue from External Customer [Line Items]
Operating revenue from external customers	533,986	492,058	431,719
Music | Recorded Music
Revenue from External Customer [Line Items]
Operating revenue from external customers	383,350	347,684	307,788
Music | Music Publishing
Revenue from External Customer [Line Items]
Operating revenue from external customers	70,959	66,869	52,764
Music | Visual Media and Platform
Revenue from External Customer [Line Items]
Operating revenue from external customers	79,677	77,505	71,167
Financial Services
Revenue from External Customer [Line Items]
Operating revenue from external customers	1,077,604	988,944	999,276
All Other
Revenue from External Customer [Line Items]
Operating revenue from external customers	395,066	780,749	899,749
Corporate
Revenue from External Customer [Line Items]
Operating revenue from external customers	¥ 39,655	¥ 52,011	¥ 48,138